DISPOSITION OF SUBSIDIARY BUSINESS, AEG (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Environmental services revenue	$ 2,866,000	$ 2,364,000
General and administrative and other expenses	6,111,000	5,383,000
Deferred tax expense attributed to discontinued operations	7,550,000	(1,216,000)
Income (loss) after tax from discontinued operations	7,336,000	(1,216,000)
AEG
Disclosure of analysis of single amount of discontinued operations [line items]
Environmental services revenue	2,020,000	26,842,000
Environmental services costs	(1,237,000)	(20,566,000)
General and administrative and other expenses	(1,263,000)	(7,481,000)
Deferred tax expense attributed to discontinued operations	(214,000)	(11,000)
Gain on sale of discontinued operations	8,030,000
Income (loss) after tax from discontinued operations	$ 7,336,000	$ (1,216,000)
Basic and diluted income (loss) per common share from discontinued operations	$ 0.06	$ (0.01)